Stockholders’ Equity (Deficit)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Stockholders’ Equity (Deficit) [Abstract]
Stockholders’ Equity (Deficit)

11. Stockholders’ Equity (Deficit)

On April 9, 2026, the Company consummated the Merger, accounted for as a reverse recapitalization with Legacy Ionetix as the accounting acquirer, see Note 1, pursuant to which Legacy Ionetix’s outstanding common and redeemable convertible preferred stock converted into the Company’s common stock and its options and warrants were assumed and adjusted, in each case based on the Conversion Ratio. The Company’s capital structure following the Merger is described below.

Preferred Stock

As of June 30, 2026, the Company was authorized to issue 10,000,000 shares of preferred stock, par value $0.0001 per share. No shares of preferred stock were issued or outstanding as of June 30, 2026. Legacy Ionetix’s redeemable convertible preferred stock outstanding as of December 31, 2025 was classified outside of stockholders’ equity (deficit) as temporary equity and is discussed in Note 10.

Common Stock

As of June 30, 2026, the Company was authorized to issue 510,000,000 shares of common stock, par value $0.0001 per share, of which 106,253,742 shares were issued and outstanding. As of December 31, 2025, Legacy Ionetix was authorized to issue 219,481,484 shares of Legacy Ionetix common stock, par value $0.0001 per share, of which 26,163,296 shares were issued and outstanding. After giving effect to the Conversion Ratio, those shares were converted into 13,118,276 shares of the Company’s common stock.

Each share of common stock entitles the holder to one vote on all matters submitted to a vote of the Company’s stockholders. Holders of common stock are entitled to receive dividends, if any, as may be declared by the Board of Directors, subject to the preferential rights of holders of any outstanding preferred stock. No dividends were declared or paid during the three and six months ended June 30, 2026 or 2025.

Conversion of Redeemable Convertible Preferred Stock

Immediately prior to the Merger, Legacy Ionetix had 149,616,222 shares of redeemable convertible preferred stock outstanding, before giving effect to the Conversion Ratio. In connection with the Merger, all outstanding shares of Legacy Ionetix redeemable convertible preferred stock were converted into 75,017,573 shares of the Company’s common stock. The carrying value of the redeemable convertible preferred stock at the Merger closing date of $197.9 million was reclassified from temporary equity to permanent equity.

Following the Merger, no shares of redeemable convertible preferred stock remained issued or outstanding.

Common Stock Issued in Connection with the Merger

In connection with the Merger and reverse recapitalization, the Company issued 4,400,000 shares of common stock to holders of JDEV common stock. Because the Merger was accounted for as a reverse recapitalization, the issuance of shares to JDEV stockholders was reflected as part of the recapitalization of Legacy Ionetix and recorded within stockholders’ equity.

Private Placement Offering

Contemporaneously with the closing of the Merger, the Company sold 10,777,268 shares of common stock in the initial private placement offering at a purchase price of $3.00 per share, for aggregate gross proceeds of $32.3 million.

On June 1, 2026, the Company completed a subsequent closing of the private placement offering on the same terms as the initial closing and sold an additional 185,000 shares of common stock at a purchase price of $3.00 per share, for aggregate gross proceeds of $0.6 million.

Transaction costs attributable to the private placement offerings were recorded as a reduction of additional paid-in capital. See Note 2 “Transaction Costs” for additional information.

In connection with the initial and the subsequent private placement offering, the Company issued warrants to purchase an aggregate of 876,983 shares of common stock to the placement agent at an exercise price of $3.00 per share. The placement agent warrants are classified as stockholders’ equity. See Note 13 for additional information regarding common stock warrants.

Common Stock Issued Pursuant to Termination Agreement

In April 2026, the Company entered into the Termination Agreement with an investor pursuant to which certain investor rights, including a make-whole right, were terminated. As consideration for the termination, the Company issued 277,696 shares of common stock to the investor. The shares were measured at a fair value of $833 based on the $3.00 per share price of the contemporaneous private placement offering.

The Company recorded the issuance of the common stock within stockholders’ equity. The difference between the fair value of the common stock issued and the carrying amount of the related derivative liability derecognized in connection with the Termination Agreement was recognized in other income (expense), net in the condensed consolidated statements of operations. See Note 6 and Note 7 for additional information regarding the related make-whole provisions and derivative liabilities.

As of June 30, 2026, the Company had reserved shares of common stock for future issuance as follows:

June 30, 2026
Outstanding stock options	6,588,540
Outstanding common stock warrants	8,321,719
Shares available for future issuance under the 2026 Equity Incentive Plan	5,346,088
Total	20,256,347

13.	Stockholders’ Deficit

Common Stock

Each share of common stock is entitled to one vote. The holders of common stock are also entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors, subject to the prior right of holders of all series of stock outstanding. During the year ended December 31, 2025, the Company increased the total number of common shares authorized from 201,142,870 shares to 219,481,484 shares. Through December 31, 2025, no dividends have been declared or paid.

The Company is required to reserve and keep available out of its authorized but unissued shares of common stock such a number of shares sufficient to affect the conversion of all outstanding shares of redeemable convertible preferred stocks, preferred stock and common stock warrants, and options granted and available for grant under the Company’s stock option plan.

As of December 31, 2025 and 2024, the Company had reserved common stock for future issuance as follows:

	2025	2024
Conversion of Series A redeemable convertible preferred stock	12,285,713	12,285,713
Conversion of Series B redeemable convertible preferred stock	7,500,000	7,500,000
Conversion of Series C redeemable convertible preferred stock	5,000,000	5,000,000
Conversion of Series D redeemable convertible preferred stock	4,100,799	4,100,799
Conversion of Series E redeemable convertible preferred stock	22,671,428	22,671,428
Conversion of Series F redeemable convertible preferred stock	93,624,871	49,050,528
Conversion of preferred stock warrants	110,000	220,000
Conversion of common stock warrants	10,176,273	7,527,404
Outstanding options under the 2010 Plan	1,092,810	1,341,186
Outstanding options under the 2016 Plan	13,069,838	11,432,402
Options reserved for future issuance under the 2010 Plan	—	278,574
Options reserved for future issuance under the 2016 Plan	559,611	2,294,548
Total	170,191,343	123,702,582